               Investing
[EATON VANCE                                                    [PICTURE OF
LOGO APPEARS   for the                                         EARTH APPEARS
   HERE]                                                            HERE]
               21st

               Century




    Semiannual Report April 30, 1998



                                   EATON VANCE
[PICTURE OF
 DESKTOP                            STRATEGIC
APPEARS HERE]                        INCOME
                                      FUND


                      Global Management-Global Distribution


[PICTURE OF
 BUILDINGS
APPEARS HERE]

Eaton Vance Strategic Income Fund as of April 30, 1998

INVESTMENT UPDATE


[PHOTO OF MARK S. VENEZIA APPEARS HERE]

Mark S. Venezia,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
  The Global Bond Markets

 . U.S. interest rates finished little changed, with 10-year Treasury bond yields at 5.67% at April 30. The U.S. high-yield market remained strong, as a robust stock market, continued low inflation, and falling interest rates contributed to the search for yield among high-yield corporate investors.

 . While remaining volatile, the emerging bond markets outside of Asia recovered much of the ground lost in the October 1997 downturn. Brady bonds were especially strong performers.

 . Europe was characterized by falling interest rates. German 10-year bond yields fell to 4.99% at April 30. Meanwhile, some Asian emerging nations made tentative progress toward economic reforms. Japan, however, slipped deeper into recession, with Japanese 10-year government bond yields falling to 1.7%.

The Fund
--------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund's Class A shares had a total return of 2.5% during the period from inception on January 23, 1998 through April 30, 1998./1/ This return resulted from an increase in net asset value per share (NAV) to $10.03 on April 30, 1998 from $10.00 on January 23, 1998, and the reinvestment of $0.222 in dividend income.

 . The Fund's Class B shares had a total return of 4.0% during the six months ended April 30, 1998./1/ This return resulted from no change in NAV from $9.47 on October 31, 1997 and the reinvestment of $0.372 in dividend income.

 . The Fund's Class C shares had a total return of 4.2% during the six months ended April 30, 1998./1/ This return resulted from an increase in NAV to $11.96 on April 30, 1998 from $11.95 on October 31, 1997 and the reinvestment of $0.479 in dividend income.

  Recent Portfolio Developments

 . For their risk-adjusted performance through April 30, the Fund's C shares earned a Five-Star Overall rating among taxable bond funds covered by Morningstar, Inc./2/ -- a nationally recognized monitor of mutual fund performance. The Fund's B shares earned a Four-Star Overall Rating./2/

 . The Portfolio's U.S. mortgage-backed securities (MBS) position rose from 56.6% in October to 60.0% at April 30. Amid the increasing volatility of the world's markets, MBS stood out for their high quality and relative stability. U.S. high-yield bonds were modestly reduced following their recent outperformance.

 . The Portfolio increased its exposure to emerging markets, especially in Asia, where spreads widened dramatically following the October selloff. Selective purchases were made in Latin America and under-valued Asian markets such as Hong Kong and the Philippines.

  Selected Portfolio Investments

 . In Asia, the Portfolio targeted selected corporate issues, including Asia
  Pulp & Paper, an Indonesian paper company; J.G. Summit, a Philippine conglomerate with property and retail interests; and Guangdong Enterprises, a Hong Kong-based vehicle for investment in China's Guangdong province.

 . In Latin America, the Portfolio increased its exposure to Brazil. Interest rates have declined since October as pressure on the Brazilian real eased. The Portfolio added some Argentine corporates, including Telefonica de Argentina, which provides telephone service for Argentina's southern region, and Transener, a supplier of electrical grids and transformers.

 . In Eastern Europe, the Portfolio maintained its Bulgarian Brady bond position. Bulgarian bonds performed exceptionally well as the trend toward capitalism continues to sweep through the former communist strongholds of Eastern Europe.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of April 30, 1998

Performance/3/                                    Class A*   Class B   Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            N/A       8.0%      8.4%
Five Years                                          N/A       8.6       N.A.
Life of Fund+                                       2.5       7.3       11.1

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            N/A       3.1%      7.4%
Five Years                                          N/A       8.3       N.A.
Life of Fund+                                      -2.4       7.3       11.1

*Cumulative total returns
+Inception date: Class A: (1/23/98); Class B: (11/26/90); Class C: (5/25/94)

/1/These returns do not include the 4.75% maximum sales charge for the Fund's
   Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. /2/ Morningstar proprietary ratings reflect historical risk-adjusted performance through 4/30/98 and are subject to change every month. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Morningstar ratings are calculated from the Fund's 3-,5-, and 10-year average annual returns (with fee adjustment) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars; the next 22.5% receive 4 stars. For the 3-year period, Class B and Class C shares were rated 5 stars (1418 funds); for the 5-year period, Class B shares were rated 4 stars (856 funds). /3/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, one-year returns reflect a 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Strategic Income Fund as of April 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of April 30, 1998
Assets
--------------------------------------------------------------------------
Investment in Strategic Income Portfolio, at value
    (Note 1A) (identified cost, $136,310,019)               $137,340,062

Investment in High Income Portfolio, at value
    (Note 1A) (identified cost, $23,011,776)                  23,111,414

Receivable for Fund shares sold                                  490,541

Deferred organization expenses (Note 1D)                           7,648
--------------------------------------------------------------------------

Total assets                                                $160,949,665
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Dividends payable                                           $    624,515
Payable for Fund shares redeemed                                 260,036
Payable to affiliate for Trustees' fees (Note 4)                     315
Accrued expenses                                                 108,177
--------------------------------------------------------------------------

Total liabilities                                           $    993,043
--------------------------------------------------------------------------

Net Assets                                                  $159,956,622
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Paid-in capital                                             $163,321,676
Accumulated net realized loss on investments from
    Portfolios (computed on the basis of identified
    cost)                                                     (4,767,127)
Accumulated undistributed net investment income                  272,392
Net unrealized appreciation of investments from
    Portfolios (computed on the basis of identified cost)      1,129,681
--------------------------------------------------------------------------

Total                                                       $159,956,622
--------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------
Net Assets                                                  $    894,640
Shares Outstanding                                                89,238
Net Asset Value and Redemption Price Per Share
    (Net assets / shares of beneficial interest
    outstanding)                                            $      10.03
Offering Price Per Share (100/95.25 of net assets value
    per share)                                              $      10.53
--------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------
Net Assets                                                  $139,238,357

Shares Outstanding                                            14,697,504
Net Asset Value, Offering Price and Redemption Price Per
    Share (Note 6) (Net assets / shares of beneficial
    interest outstanding)                                   $       9.47
--------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------
Net Assets                                                  $ 19,823,625
Shares Outstanding                                             1,657,974
Net Asset Value, Offering Price and Redemption Price Per
    Share (Note 6) (Net assets / shares of beneficial
    interest outstanding)                                   $      11.96
--------------------------------------------------------------------------
On sales of $25,000 or more, the offering price of Class A shares is reduced.



Statement of Operations


For the Six Months Ended
April 30, 1998

Investment Income (Notes 1B and 8)
--------------------------------------------------------------------------
Dividend income allocated from Portfolio                    $     40,405
Interest income allocated from Portfolios                      6,575,451
Expenses allocated from Portfolios                              (595,543)
--------------------------------------------------------------------------

Net investment income from Portfolios                       $  6,020,313
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Distribution and service fees (Note 5)
    Class B                                                 $    615,882
    Class C                                                       77,336
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                          1,802
Transfer and dividend disbursing agent fees                       86,694
Registration fees                                                 23,467
Printing and postage                                              17,907
Custodian fee                                                     11,479
Amortization of organization expenses (Note 1D)                    3,966
Legal and accounting services                                      3,579
Miscellaneous                                                     10,584
--------------------------------------------------------------------------

Total expenses                                              $    852,696
--------------------------------------------------------------------------

Net investment income                                       $  5,167,617
--------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolios (Note 8)
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $    828,507
    Financial futures contracts                                  749,696
    Foreign currency transactions                              3,553,169
--------------------------------------------------------------------------

Net realized gain on investment transactions                $  5,131,372
--------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investments                                             $   (825,886)
    Financial futures contracts                               (1,002,524)
    Foreign currency and forward foreign currency
        exchange contracts                                    (2,581,554)
--------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
    of investments                                          $ (4,409,964)
--------------------------------------------------------------------------


Net realized and unrealized gain on investments             $    721,408
--------------------------------------------------------------------------


Net increase in net assets from operations                  $  5,889,025
--------------------------------------------------------------------------




                       See notes to financial statements.

Eaton Vance Strategic Income Fund as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                      Six Months Ended      Year Ended
Increase (Decrease)                   April 30, 1998        October 31,
in Net Assets                         (Unaudited)           1997
--------------------------------------------------------------------------------
From operations --
    Net investment income             $  5,167,617          $   9,023,317
    Net realized gain on
        investment transactions          5,131,372              6,394,233
    Net change in unrealized
        appreciation (depreciation)
        of investments                  (4,409,964)            (2,338,181)
--------------------------------------------------------------------------------

Net increase in net assets
    from operations                   $  5,889,025          $  13,079,369
--------------------------------------------------------------------------------
Distributions to shareholders
(Note 2) --
    From net investment income
        Class A                       $     (8,492)         $          --
        Class B                         (5,290,905)            (9,023,317)
        Class C                           (547,452)                    --
    In excess of net investment
    income
        Class A                               (604)                    --
        Class B                                 --             (1,758,107)
        Class C                            (55,861)                    --
--------------------------------------------------------------------------------
Total distributions to
    shareholders                      $ (5,903,314)         $ (10,781,424)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3)  --
    Proceeds from sale of
        shares
        Class A                       $    888,081          $          --
        Class B                         17,648,274             21,726,736
        Class C                         11,675,931                     --
    Net asset value of shares issued
        to shareholders in payment of
        distributions declared
        Class A                              7,413                     --
        Class B                          2,481,816              5,147,130
        Class C                            467,153                     --
    Cost of shares redeemed
        Class B                        (11,480,066)           (28,246,800)
        Class C                           (713,532)                    --
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from Fund share
    transactions                      $ 20,975,070          $  (1,372,934)
--------------------------------------------------------------------------------
Contribution from EV Classic
    Strategic Income Fund             $  8,399,641          $          --
--------------------------------------------------------------------------------
Net increase in net assets            $ 29,360,422          $     925,011
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                $130,596,200          $ 129,671,189
--------------------------------------------------------------------------------
At end of period                      $159,956,622          $ 130,596,200
--------------------------------------------------------------------------------


Accumulated undistributed net
investment income included in net
assets
--------------------------------------------------------------------------------
At end of period                      $    272,392          $     993,951
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Strategic Income Fund  as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights




                                                        Six Months Ended                  Year Ended October 31,
                                                          April 30, 1998                ----------------------------
                                                          (Unaudited)                      1997          1996
                                               --------------------------------------   ----------------------------
                                                Class A*     Class B        Class C        Class B       Class B
--------------------------------------------------------------------------------------------------------------------
Net asset value--  Beginning of period          $10.000     $   9.470       $ 11.950      $   9.310     $   8.500
--------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                          $  0.207     $   0.322       $  0.424      $   0.657     $   0.655
Net realized and unrealized gain (loss) on
    investments                                   0.045         0.050          0.053          0.288         0.858
--------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations            $  0.252     $   0.372       $  0.477      $   0.945     $   1.513
--------------------------------------------------------------------------------------------------------------------


Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                     $ (0.207)    $  (0.372)      $ (0.424)     $  (0.657)    $  (0.655)
In excess of net investment income               (0.015)           --         (0.043)        (0.128)       (0.048)
From paid-in capital                                 --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------
Total distributions                            $ (0.222)    $  (0.372)      $ (0.467)     $  (0.785)    $  (0.703)
--------------------------------------------------------------------------------------------------------------------


Net asset value-- End of period                $ 10.030     $   9.470       $ 11.960      $   9.470     $   9.310
--------------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                 2.53%         3.98%          4.15%         10.44%        18.48%
--------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)      $    895     $ 139,238       $ 19,824      $ 130,596     $ 129,671
Ratio of net expenses to average daily net
    assets /(2)/                                   0.81%+        1.93%+         1.99%+         2.08%         2.17%
Ratio of net investment income to average
    daily net assets                               7.12%+        6.90%+         6.83%+         6.91%         7.38%
Portfolio Turnover /(3)/                             --            --             --             --            --
--------------------------------------------------------------------------------------------------------------------


                                                          Year Ended October 31,
                                               -------------------------------------------
                                                    1995          1994++        1993
                                               -------------------------------------------
                                                    Class B       Class B       Class B
------------------------------------------------------------------------------------------
Net asset value--  Beginning of period             $  8.290       $  9.410      $  9.120
------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income                              $   0.726      $  0.645      $  0.239
Net realized and unrealized gain (loss) on
    investments                                        0.167        (1.135)        0.683
------------------------------------------------------------------------------------------
Total income (loss) from operations                $   0.893      $ (0.490)     $  0.922
------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------
From net investment income                         $  (0.361)     $ (0.343)     $ (0.632)
In excess of net investment income                        --            --            --
From paid-in capital                                  (0.322)       (0.290)           --
------------------------------------------------------------------------------------------
Total distributions                                $  (0.683)     $ (0.633)     $ (0.632)
------------------------------------------------------------------------------------------


Net asset value-- End of period                    $   8.500      $  8.290      $  9.410
------------------------------------------------------------------------------------------


Total Return /(1)/                                     11.34%        (5.33)%       10.51%
------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $ 150,767      $233,139      $381,227
Ratio of net expenses to average daily net
    assets /(2)/                                        2.18%         2.00%         1.99%
Ratio of net investment income to average
    daily net assets                                    7.85%         7.24%         7.53%
Portfolio Turnover /(3)/                                  --            55%           55%
------------------------------------------------------------------------------------------

+     Annualized.
++ Per share data has been computed based on average shares outstanding during the period.
* For the period from the commencement of offering of Class A shares, January 23, 1998 to April 30, 1998.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in each Portfolio's financial statements.


                       See notes to financial statements

Eaton Vance Strategic Income Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Strategic Income Portfolio and High Income Portfolio (the Portfolios), New York Trusts which have investment objectives consistent with that of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio and the High Income Portfolio (100.0% and 2.4% at April 30, 1998, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available upon request from Eaton Vance Distributors.

   The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Strategic Income Portfolio is discussed in Note 1A of the Portfolios Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 1997, the Fund, for Federal income tax purposes, had a capital loss carryover of $9,088,297, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2002 ($4,475,178), and October 31, 2003 ($4,613,119).

   D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Eaton Vance Strategic Income Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolios. Pursuant to the respective custodian agreements, IBT receives fees reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolios maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

   F Interim Financial Information -- The interim financial statements relating to April 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value). Transactions in Fund shares were as follows:



                                                              Six Months Ended
                                                              April 30, 1998*
   Class A                                                    (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                88,501

   Issued to shareholders electing
     to receive payment of
     distributions in Fund shares                                          737

    Redemptions                                                            ---
   -----------------------------------------------------------------------------

   Net increase                                                         89,238
   -----------------------------------------------------------------------------

   * For the period from the commencement of offering of Class A shares, January 23, 1998, to April 30, 1998.


                                       Six Months Ended
                                       April 30, 1998         Year Ended
   Class B                             (Unaudited)            October 31, 1997
   -----------------------------------------------------------------------------
   Sales                                      1,857,396              2,277,649

   Issued to  shareholders
    electing to receive
    payments of distributions
    in Fund shares                              261,281                539,780

   Redemptions                               (1,207,767)            (2,963,088)
   -----------------------------------------------------------------------------

   Net increase (decrease)                      910,910               (145,659)
   -----------------------------------------------------------------------------



                                                              Six Months Ended
                                                              April 30, 1998
   Class C                                                    (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                               975,692

   Issued to shareholders electing
    to receive payment of
    distributions in Fund shares                                        38,971

   Redemptions                                                         (59,537)

   Issued to EV Classic Strategic
     Income                                                            702,848
     Fund shareholders
   -----------------------------------------------------------------------------

    Net increase                                                     1,657,974
   -----------------------------------------------------------------------------

Eaton Vance Strategic Income Fund  as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




4  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolios' Notes to financial statements. Certain of the officers and Trustees of the Fund and Portfolios' are officers and directors/trustees of the above organizations (Note 5). Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,636 as its portion of the sales charge on sales of Class A shares for the period ended April 30, 1998.


5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.50% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $502,601 and $58,002 for Class B and Class C shares, respectively, for the six months ended April 30, 1998, to or payable to EVD representing 0.75% (annualized) of average daily net assets for Class B and Class C shares. At April 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $20,537,000 and $1,322,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 1998 amounted to $113,281 and $19,334 for Class B and Class C shares, respectively.


6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within four years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 3% in the first year of redemption after purchase, declining one-half of one percentage point in the second and third years and one percentage point in the fourth and fifth years. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $8,000 and $4,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended April 30, 1998.

Eaton Vance Strategic Income Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 1998, aggregated $30,905,717 and $19,878,402, respectively. Increases and decreases in the Fund's investment in the High Income Portfolio aggregated $3,000,000 and $0, respectively.


8  Investment in Portfolios
   -----------------------------------------------------------------------------
   For the six months ended April 30, 1998, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:



                                   Strategic Income   High Income
                                      Portfolio        Portfolio       Total
   -----------------------------------------------------------------------------
   Dividend income                     $       --      $  40,405         40,405
   Interest income                       5,597,181       978,270      6,575,451
   Expenses                               (532,435)      (63,108)      (595,543)
   -----------------------------------------------------------------------------
   Net investment income               $ 5,064,746      $955,567    $ 6,020,313
   -----------------------------------------------------------------------------
   Net realized gain (loss)--
        Investment transactions        $   270,766      $557,741    $   828,507
        Financial futures contracts        749,696            --        749,696
        Foreign currency transactions    3,553,169            --      3,553,169
   -----------------------------------------------------------------------------
   Net realized gain on investments    $ 4,573,631      $557,741    $ 5,131,372
   -----------------------------------------------------------------------------
   Change in unrealized
      appreciation (depreciation)
        Investment transactions        $  (997,540)     $171,654    $  (825,886)
        Financial futures contracts     (1,002,524)           --     (1,002,524)
        Foreign currency transactions   (2,581,554)           --     (2,581,554)
   -----------------------------------------------------------------------------
   Net change in unrealized
      appreciation (depreciation)
      of investments                   $(4,581,618)      $171,654   $(4,409,964)
   -----------------------------------------------------------------------------


9  Transfer of Net Assets
   ----------------------------------------------------------------------------
   On November 1, 1997, EV Marathon Strategic Income Fund acquired the net assets of EV Classic Strategic Income Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Strategic Income Fund, at the closing, issued 702,848 Class C shares of the Fund having an aggregate value of $8,399,641. As a result, the Fund issued one Class C share for each share of EV Classic Strategic Income Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Classic Strategic Income Fund's net assets at the date of the transaction were $8,399,641, including $33,282 of unrealized appreciation, and a net asset value per share of $11.95. Directly after the merger, the combined net assets of the Eaton Vance Strategic Income Fund (formerly "EV Marathon Strategic Income Fund") were $138,995,841 with a net asset value of $9.47 and $11.95 for Class B shares and Class C shares, respectively.


10 Name Change
   -----------------------------------------------------------------------------
   Effective November 1, 1997, EV Marathon Strategic Income Fund changed its name to Eaton Vance Strategic Income Fund.

Strategic Income Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS

Bonds & Notes -- 92.4%


                                                      Principal    U.S. $ Value
--------------------------------------------------------------------------------

Argentina -- 5.4%                                    U.S. Dollar
--------------------------------------------------------------------------------
Argentina Discount Bond (Brady),
     6.875%, 3/31/23/(1)/                             4,750,000   $   4,096,875
Telefonica Argentina, 9.125%, 5/07/08                 1,500,000       1,507,500
Transener, 9.25%, 4/01/08                             2,000,000       2,002,500
--------------------------------------------------------------------------------
Total Argentina (identified cost, $6,927,279)                     $   7,606,875
--------------------------------------------------------------------------------

Brazil -- 5.1%                                       U.S. Dollar
--------------------------------------------------------------------------------
Brazil Discount Bond (Brady), 6.625%,
     4/15/24/(1)/                                     7,000,000   $   5,884,410
Brazil IDU Bond (Brady), 6.875%, 1/01/01/(1)/         1,400,000       1,366,582
--------------------------------------------------------------------------------
Total Brazil (identified cost, $6,692,405)                        $   7,250,992
--------------------------------------------------------------------------------

Bulgaria -- 1.2%                                     U.S. Dollar
--------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady), 6.563%,
     7/28/24/(1)/                                     2,000,000   $   1,645,000
--------------------------------------------------------------------------------
Total Bulgaria (identified cost, $1,565,860)                      $   1,645,000
--------------------------------------------------------------------------------

Ecuador -- 2.4%                                      U.S. Dollar
--------------------------------------------------------------------------------
Ecuador Discount Bond (Brady), 6.625%,
     2/28/25/(1)/                                     1,600,000   $   1,177,008
Ecuador Par Bond (Brady), 3.50%, 2/28/25/(1)/         4,000,000       2,182,520
--------------------------------------------------------------------------------
Total Ecuador (identified cost, $3,210,120)                       $   3,359,528
--------------------------------------------------------------------------------

Hong Kong -- 5.3%                                    U.S. Dollar
--------------------------------------------------------------------------------
Cathay International Ltd., 13.00%, 4/15/08            2,000,000   $   2,012,500
Guangdong Enterprises, 8.75%,  12/15/03               3,000,000       2,754,900
Guangdong Investment Ltd., 3.25%, 4/07/03/(4)/        3,000,000       2,741,250
--------------------------------------------------------------------------------
Total Hong Kong (identified cost, $7,723,871)                     $   7,508,650
--------------------------------------------------------------------------------

Indonesia -- 0.8%                                    U.S. Dollar
--------------------------------------------------------------------------------
APP Global Finance III, 9.969%, 4/17/02/(1)(2)/         600,000   $     456,600
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
     10.00%, 7/01/07                                    750,000         611,250
--------------------------------------------------------------------------------
Total Indonesia (identified cost, $1,207,897)                     $   1,067,850
--------------------------------------------------------------------------------

Morocco -- 1.2%                                    Deutsche Mark
--------------------------------------------------------------------------------
Snap Limited, 11.50%, 1/29/09                         2,750,001   $   1,673,553
--------------------------------------------------------------------------------
Total Morocco (identified cost, $1,699,118)                       $   1,673,553
--------------------------------------------------------------------------------

Norway -- 3.1%                                   Norwegian Krone
--------------------------------------------------------------------------------
Norway Government, 6.75%, 1/15/07                    20,000,000   $   2,930,017
Norway Government, 7.00%, 5/31/01                    10,000,000       1,419,445
--------------------------------------------------------------------------------
Total Norway (identified cost, $4,587,443)                        $   4,349,462
--------------------------------------------------------------------------------

Philippines -- 2.3%                                  U.S. Dollar
--------------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03                     2,500,000   $   1,468,750
Philippine Par Bond (Brady), 6.50%, 12/01/17/(1)/     2,000,000       1,780,000
--------------------------------------------------------------------------------
Total Philippines (identified cost, $3,582,718)                   $   3,248,750
--------------------------------------------------------------------------------

United Kingdom -- 0.5%                               U.S. Dollar
--------------------------------------------------------------------------------
Newsquest Capital Corp., Sr. Sub. Note,
     11.00%, 5/01/06                                    595,000   $     669,375
--------------------------------------------------------------------------------
Total United Kingdom (identified cost, $611,894)                  $     669,375
--------------------------------------------------------------------------------

United States -- 65.1%                               U.S. Dollar
--------------------------------------------------------------------------------
Corporate Bonds & Notes -- 3.5%
Applied Extrusion Inc., Sr. Notes, 11.50%,
     4/01/02                                          1,000,000   $   1,065,000
Dayton Hudson Medium Term Notes,
     9.52%, 6/10/15                                     350,000         441,588
TRW Inc., Medium Term Notes, 9.35%,  6/04/20          1,900,000       2,435,344
United International Holdings, 10.75%, (0%
     until 2/15/03), 2/15/08                          1,500,000         948,750
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost, $4,325,507)       $   4,890,682
--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 60.0%
Federal Home Loan Mortgage Corp.:
     4.75%, with various maturities to 2003              19,729   $      19,204
     5.50%, with maturity at 2019                           866             863
     8.00%, with various maturities to 2021          11,008,187      11,433,105
     8.50%, with various maturities to 2019           2,329,263       2,469,510
     9.00%, with maturity at 2019                       703,128         754,420
     9.25%, with maturity at 2010                     2,007,590       2,131,564
     9.50%, with maturity at 2015                     2,318,056       2,475,779
     11.00%, with maturity at 2019                    2,680,070       2,981,846
     12.50%, with various maturities to 2019          2,959,596       3,453,481
     12.75%, with maturity at 2013                      154,367         179,160
     13.25%, with maturity at 2013                      119,637         140,535
     13.50%, with maturity at 2019                      370,015         439,333
--------------------------------------------------------------------------------
                                                                  $  26,478,800
--------------------------------------------------------------------------------
Federal National Mortgage Association:
     4.75%, with maturity at 1999                         4,996   $       4,960
     5.00%, with maturity at 2003                        88,298          86,435
     5.50%, with various maturities to 2012              14,883          14,744
     7.50%, with various maturities to 2018           3,838,924       3,948,198
     8.00%, with various maturities to 2013           4,676,592       4,857,232
     8.25%, with maturity at 2007                     2,992,893       3,099,755
     8.50%, with various maturities to 2026          13,045,669      13,747,131
     9.00%, with maturity at 2010                     1,598,722       1,697,937
     12.00%, with maturity at 2015                    1,217,663       1,403,854
     12.50%, with various maturities to 2019          7,391,528       8,605,460
     12.75%, with maturity at 2014                      139,247         164,963


                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                                     Principal    U.S. $ Value
--------------------------------------------------------------------------------

United States (continued)
--------------------------------------------------------------------------------
Federal National Mortgage Association (cont'd):
     13.00%, with various maturities to 2015         3,041,733   $    3,594,592
     13.25%, with maturity at 2014                     230,635          277,132
     13.50%, with various maturities to 2015         1,706,227        2,020,861
     14.75%, with various maturities to 2012         2,167,682        2,670,041
--------------------------------------------------------------------------------
                                                                 $   46,193,295
--------------------------------------------------------------------------------
Government National Mortgage Association:
     6.50%, with various maturities to 2007            767,604   $      770,478
     7.50%, with various maturities to 2017          1,235,522        1,291,373
     8.00%, with maturity at 2008                    2,861,171        2,984,430
     8.50%, with maturity at 2009                    1,315,642        1,378,099
     9.00%, with maturity at 2016                      914,105          977,136
     12.50%, with maturity at 2019                   3,267,669        3,813,242
     13.50%, with various maturities to 2014           302,076          364,403
--------------------------------------------------------------------------------
                                                                 $   11,579,161
--------------------------------------------------------------------------------

Total Mortgage Pass-Throughs (identified cost, $84,235,374)      $   84,251,256
--------------------------------------------------------------------------------
U.S. Treasury Bond -- 1.6%
United States Treasury Bond, 11.75%, 2/15/01/(3)/
    (identified cost, $2,603,438)                    2,000,000   $    2,311,240
--------------------------------------------------------------------------------
Total United States (identified cost, $91,164,319)               $   91,453,178
--------------------------------------------------------------------------------

Total Bonds & Notes
     (identified cost $128,972,924)                              $  129,833,213
--------------------------------------------------------------------------------

Short-Term Investments -- 7.6%

                                                   U.S. Dollar
--------------------------------------------------------------------------------
Banque National De Paris, Euro Time-deposit
     Cayman Islands, 5.500%, 5/01/98                 6,200,000   $   6,200,000
Postipanki, NY Cayman Time Deposit,
     5.500%, 5/01/98                                 4,502,032       4,502,032
--------------------------------------------------------------------------------

Total Short-Term Investments
     (at amortized cost $10,702,032)                             $  10,702,032
--------------------------------------------------------------------------------

Total Investments -- 100.0%
     (identified cost $139,674,956)                              $ 140,535,245
--------------------------------------------------------------------------------
/(1)/ Variable rate security. Rate indicated is the rate at April 30, 1998. /(2)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(4)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1998

FINANCIAL STATEMENTS

Statement of Assets & Liabilities




As of April 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A) (identified
     cost, $139,674,956)                                    $   140,535,245
Cash                                                                  5,175
Receivable for investments sold                                   2,097,252
Interest receivable                                               1,623,881
Receivable for open forward foreign currency
     contracts (Note 1H)                                            371,479
Deferred organization expenses (Note 1J)                              3,919
--------------------------------------------------------------------------------

Total assets                                                $   144,636,951
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                           $     7,255,900
Payable for daily variation margin on open
     financial futures contracts (Note 1E)                              180
Payable to affiliate for Trustees' fees (Note 2)                        837
Accrued expenses                                                     39,961
--------------------------------------------------------------------------------

Total liabilities                                           $     7,296,878
--------------------------------------------------------------------------------

Net Assets applicable to investors' interest
     in Portfolio                                           $   137,340,073
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions
     and withdrawals                                        $   136,310,030
Net unrealized appreciation of investments
     (computed on the basis of identified cost)                   1,030,043
--------------------------------------------------------------------------------

Total                                                       $   137,340,073
--------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
April 30, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                             $     5,597,181
--------------------------------------------------------------------------------

Total income                                                $     5,597,181
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $       332,476
Administration fee (Note 2)                                          97,531
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                       4,838
Custodian fee                                                        58,624
Legal and accounting services                                        35,804
Amortization of organization expenses (Note 1J)                       2,335
Miscellaneous                                                           827
--------------------------------------------------------------------------------

Total expenses                                              $       532,435
--------------------------------------------------------------------------------


Net investment income                                       $     5,064,746
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss)--
     Investment transactions (identified cost basis)        $       270,766
     Financial futures contracts                                    749,696
     Foreign currency transactions                                3,553,169
--------------------------------------------------------------------------------

Net realized gain on investment transactions                $     4,573,631
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                    $      (997,539)
     Financial futures contracts                                 (1,002,525)
     Foreign currency and forward foreign currency
         exchange contracts                                      (2,581,554)
--------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
     of investments                                         $    (4,581,618)
--------------------------------------------------------------------------------


Net realized and unrealized loss on investments             $        (7,987)
--------------------------------------------------------------------------------


Net increase in net assets from operations                  $     5,056,759
--------------------------------------------------------------------------------


                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



Increase (Decrease)                       Six Months Ended     Year Ended
in Net Assets                             April 30, 1998       October 31, 1997
----------------------------------------------------------------------------------
From operations --
     Net investment income                   $    5,064,746       $    10,516,988
     Net realized gain on
         investment transactions                  4,573,631             6,359,975
     Net change in unrealized
         appreciation (depreciation)
         of investments                          (4,581,618)           (2,306,661)
----------------------------------------------------------------------------------
Net increase in net assets
     from operations                        $     5,056,759       $    14,570,302
----------------------------------------------------------------------------------
Capital transactions --
     Contributions                          $    30,905,717       $    36,154,026
     Withdrawals                                (19,878,402)          (61,875,128)
----------------------------------------------------------------------------------

Net increase (decrease) in net assets
     from capital transactions              $    11,027,315       $   (25,721,102)
----------------------------------------------------------------------------------


Net increase (decrease) in net assets       $    16,084,074       $   (11,150,800)
----------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------
At beginning of period                      $   121,255,999       $   132,406,799
----------------------------------------------------------------------------------
At end of period                            $   137,340,073       $   121,255,999
----------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                 Year Ended October 31,
                                              Six Months Ended  -------------------------------------------------------
                                               April 30, 1998          1997          1996         1995          1994*
-----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses                                               0.82%+         0.86%         0.86%         0.84%         0.82%+
Net investment income                                  7.78%+         8.06%         8.62%         9.08%         8.41%+
Portfolio Turnover                                       34%            77%           71%           78%           71%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $137,340       $121,256      $132,407      $152,583      $236,469
-----------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, March 1, 1994, to October 31, 1994.



                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

Strategic Income Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


  G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

  J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  L Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  M Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 1998, the fee was equivalent to 0.51% (annualized) of the Portfolio's average net assets for such period and amounted to $332,476. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $97,531 for the six months ended April 30, 1998.

Strategic Income Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1998, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investment Transactions
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 1998, the Portfolio had invested approximately 19.7% of its net assets or approximately $27,038,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 1998 were as follows:

   Purchases
   -----------------------------------------------------------------------------
   Investments (non-U.S. Government)                                $35,521,060
   U.S. Government Securities                                        27,365,826
   -----------------------------------------------------------------------------
                                                                    $62,886,886
   -----------------------------------------------------------------------------
   Sales
   -----------------------------------------------------------------------------
   Investments (non-U.S. Government)                                $26,838,583
   U.S. Government Securities                                        12,623,309
   -----------------------------------------------------------------------------
                                                                    $39,461,892
   -----------------------------------------------------------------------------

5 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 1998 is as follows:

  Forward Foreign Currency Exchange Contracts
  ------------------------------------------------------------------------------
  Sales
  ------------------------------------------------------------------------------
                                                                Net Unrealized
  Settlement                            In Exchange For         Appreciation
  Date         Deliver                 (in U.S.dollars)         (Depreciation)
  ------------------------------------------------------------------------------
  5/29/98      Belgian Franc
               44,186,341                 $ 1,187,805              $ (9,448)
  5/6/98-      Japanese Yen
  7/17/98      1,031,300,000                8,168,070               292,021
  6/11/98      New Taiwan Dollar
               130,800,000                  4,000,000                43,318
  5/18/98      Republic of Korea Won
               3,250,000,000                2,169,559              (215,587)
  6/30/98      Singapore Dollar
               4,800,000                    3,000,938               (21,174)
  5/29/98-     Swiss Franc
  6/4/98       6,559,513                    4,527,532               127,906
  ------------------------------------------------------------------------------
                                          $23,053,904              $217,036
  ------------------------------------------------------------------------------

Strategic Income Portfolio as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


  Purchases
  -----------------------------------------------------------------------------
                                                                Net Unrealized
  Settlement                            Deliver                 Appreciation
  Date         In Exchange For          (in U.S.dollars)        (Depreciation)
  ------------------------------------------------------------------------------
  6/4/98       Greek Drachma
               1,000,000,000             $ 3,395,586             $(230,703)
  5/18/98      Republic of Korea Won
               3,250,000,000               2,000,000               385,146
  ------------------------------------------------------------------------------
                                         $ 5,395,586             $ 154,443
  ------------------------------------------------------------------------------


  Futures Contracts
  ------------------------------------------------------------------------------
                                                                Net
                                                                Unrealized
  Expiration                                                    Appreciation
  Date       Contracts                            Position      (Depreciation)
  ------------------------------------------------------------------------------
  6/98       12 Japanese 10 year Bond Futures     Short           $(181,355)
  ------------------------------------------------------------------------------
                                                                  $(181,355)
  ------------------------------------------------------------------------------

  At April 30, 1998, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments (Unaudited)
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at April 30, 1998, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                 $140,399,441
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                  $  1,840,993

  Gross unrealized depreciation                                    (1,705,189)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                    $    135,804
  ------------------------------------------------------------------------------

Strategic Income Portfolio as of April 30, 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Investors
of Strategic Income Portfolio
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Strategic Income Portfolio (the Portfolio), including the portfolio of investments, as of April 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1998 and the year ended October 31, 1997, and the supplementary data for the six months ended April 30, 1998 and each of the three years ended October 31, 1997, and for the period from March 1, 1994 (start of business) to October 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of April 30, 1998, the results of its operations for the six month period then ended, the changes in its net assets for the six months then ended and the year ended October 31, 1997, and the supplementary data for the six months ended April 30, 1998, each of the three years ended October 31, 1997, and for the period from March 1, 1994 (start of business) to October 31, 1994, in conformity with generally accepted accounting principles.


                                       COOPERS & LYBRAND L.L.P.
                                       Boston, Massachusetts
                                       May 29, 1998

Eaton Vance Strategic Income Fund as of April 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Strategic Income Fund

          Officers                       Independent Trustees
          M. Dozier Gardner              Donald R. Dwight
          President and Trustee          President, Dwight Partners, Inc.

          James B. Hawkes                Samuel L. Hayes, III
          Vice President and Trustee     Jacob H. Schiff Professor of Investment
                                         Banking, Harvard University Graduate
          William H. Ahern, Jr.          School of Business Administration
          Vice President
                                         Norton H. Reamer
          Thomas J. Fetter               Chairman and Chief Executive Officer,
          Vice President                 United Asset Management Corporation

          Robert B. MacIntosh            John L. Thorndike
          Vice President                 Formerly Director, Fiduciary Company
                                         Incorporated
          Michael B. Terry
          Vice President                 Jack L. Treynor
                                         Investment Adviser and Consultant
          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary


Strategic Income Portfolio

          Officers                       Independent Trustees
          James B. Hawkes                Donald R. Dwight
          President and Trustee          President, Dwight Partners, Inc.

          Mark S. Venezia                Samuel L. Hayes, III
          Vice President and             Jacob H. Schiff Professor of Investment
          Portfolio Manager              Banking, Harvard University Graduate
                                         School of Business Administration
          James L. O'Connor
          Treasurer                      Norton H. Reamer
                                         Chairman and Chief Executive Officer,
          Alan R. Dynner                 United Asset Management Corporation
          Secretary
                                         John L. Thorndike
                                         Formerly Director, Fiduciary Company
                                         Incorporated

                                         Jack L. Treynor
                                         Investment Adviser and Consultant

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

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

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

Investment Adviser of
Strategic Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Eaton Vance
Strategic Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
Coopers & Lybrand L.L.P
One Post Office Square
Boston, MA 02109


Eaton Vance Strategic Income Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      SISRC-6/98